Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Target Date Funds
Entity Central Index Key	0001295293
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class A
Trading Symbol	POMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$17	0.33%
[1],[2],[3]
Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 44,771,116
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class C
Trading Symbol	PLFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$55	1.07%
[5],[6],[7]
Expenses Paid, Amount	$ 55	[5]
Expense Ratio, Percent	1.07%	[5]
Net Assets	$ 44,771,116
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R
Trading Symbol	PAKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$37	0.72%
[9],[10],[11]
Expenses Paid, Amount	$ 37	[9]
Expense Ratio, Percent	0.72%	[9]
Net Assets	$ 44,771,116
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R3
Trading Symbol	PAHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$23	0.45%
[13],[14],[15]
Expenses Paid, Amount	$ 23	[13]
Expense Ratio, Percent	0.45%	[13]
Net Assets	$ 44,771,116
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R4
Trading Symbol	PAHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$12	0.23%
[17],[18],[19]
Expenses Paid, Amount	$ 12	[17]
Expense Ratio, Percent	0.23%	[17]
Net Assets	$ 44,771,116
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R5
Trading Symbol	PAHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$4	0.08%
[21],[22],[23]
Expenses Paid, Amount	$ 4	[21]
Expense Ratio, Percent	0.08%	[21]
Net Assets	$ 44,771,116
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class R6
Trading Symbol	PADLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(1)	-0.02%
[25],[26],[27]
Expenses Paid, Amount	$ (1)
Expense Ratio, Percent	(0.02%)	[25]
Net Assets	$ 44,771,116
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[28]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Maturity Fund
Class Name	Class Y
Trading Symbol	PAETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$4	0.08%
[29],[30],[31]
Expenses Paid, Amount	$ 4	[29]
Expense Ratio, Percent	0.08%	[29]
Net Assets	$ 44,771,116
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[32]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class A
Trading Symbol	PDLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$14	0.27%
[33],[34],[35]
Expenses Paid, Amount	$ 14	[33]
Expense Ratio, Percent	0.27%	[33]
Net Assets	$ 46,994,801
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[36]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class C
Trading Symbol	PDLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$52	1.03%
[37],[38],[39]
Expenses Paid, Amount	$ 52	[37]
Expense Ratio, Percent	1.03%	[37]
Net Assets	$ 46,994,801
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[40]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R
Trading Symbol	PDKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$34	0.66%
[41],[42],[43]
Expenses Paid, Amount	$ 34	[41]
Expense Ratio, Percent	0.66%	[41]
Net Assets	$ 46,994,801
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[44]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R3
Trading Symbol	PAFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$21	0.41%
[45],[46],[47]
Expenses Paid, Amount	$ 21	[45]
Expense Ratio, Percent	0.41%	[45]
Net Assets	$ 46,994,801
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[48]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R4
Trading Symbol	PAFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$8	0.16%
[49],[50],[51]
Expenses Paid, Amount	$ 8	[49]
Expense Ratio, Percent	0.16%	[49]
Net Assets	$ 46,994,801
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[52]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R5
Trading Symbol	PAFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$1	0.02%
[53],[54],[55]
Expenses Paid, Amount	$ 1	[53]
Expense Ratio, Percent	0.02%	[53]
Net Assets	$ 46,994,801
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[56]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class R6
Trading Symbol	PDIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(4)	-0.08%
[57],[58],[59]
Expenses Paid, Amount	$ (4)
Expense Ratio, Percent	(0.08%)	[57]
Net Assets	$ 46,994,801
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[60]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2030 Fund
Class Name	Class Y
Trading Symbol	PDGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$1	0.02%
[61],[62],[63]
Expenses Paid, Amount	$ 1	[61]
Expense Ratio, Percent	0.02%	[61]
Net Assets	$ 46,994,801
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[64]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class A
Trading Symbol	PDFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$14	0.28%
[65],[66],[67]
Expenses Paid, Amount	$ 14	[65]
Expense Ratio, Percent	0.28%	[65]
Net Assets	$ 52,979,950
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[68]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class C
Trading Symbol	PDAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$53	1.03%
[69],[70],[71]
Expenses Paid, Amount	$ 53	[69]
Expense Ratio, Percent	1.03%	[69]
Net Assets	$ 52,979,950
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[72]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R
Trading Symbol	PDAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$35	0.68%
[73],[74],[75]
Expenses Paid, Amount	$ 35	[73]
Expense Ratio, Percent	0.68%	[73]
Net Assets	$ 52,979,950
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[76]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R3
Trading Symbol	PAFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$22	0.43%
[77],[78],[79]
Expenses Paid, Amount	$ 22	[77]
Expense Ratio, Percent	0.43%	[77]
Net Assets	$ 52,979,950
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[80]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R4
Trading Symbol	PAFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$9	0.17%
[81],[82],[83]
Expenses Paid, Amount	$ 9	[81]
Expense Ratio, Percent	0.17%	[81]
Net Assets	$ 52,979,950
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[84]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R5
Trading Symbol	PAFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$2	0.03%
[85],[86],[87]
Expenses Paid, Amount	$ 2	[85]
Expense Ratio, Percent	0.03%	[85]
Net Assets	$ 52,979,950
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[88]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class R6
Trading Symbol	PCDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(4)	-0.07%
[89],[90],[91]
Expenses Paid, Amount	$ (4)
Expense Ratio, Percent	(0.07%)	[89]
Net Assets	$ 52,979,950
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[92]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2035 Fund
Class Name	Class Y
Trading Symbol	POWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$2	0.03%
[93],[94],[95]
Expenses Paid, Amount	$ 2	[93]
Expense Ratio, Percent	0.03%	[93]
Net Assets	$ 52,979,950
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[96]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class A
Trading Symbol	PCCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$12	0.24%
[97],[98],[99]
Expenses Paid, Amount	$ 12	[97]
Expense Ratio, Percent	0.24%	[97]
Net Assets	$ 45,033,603
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[100]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class C
Trading Symbol	PBBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$50	0.98%
[101],[102],[103]
Expenses Paid, Amount	$ 50	[101]
Expense Ratio, Percent	0.98%	[101]
Net Assets	$ 45,033,603
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[104]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R
Trading Symbol	PBAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$33	0.64%
[105],[106],[107]
Expenses Paid, Amount	$ 33	[105]
Expense Ratio, Percent	0.64%	[105]
Net Assets	$ 45,033,603
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[108]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R3
Trading Symbol	PAGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$20	0.38%
[109],[110],[111]
Expenses Paid, Amount	$ 20	[109]
Expense Ratio, Percent	0.38%	[109]
Net Assets	$ 45,033,603
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[112]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R4
Trading Symbol	PAGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$7	0.14%
[113],[114],[115]
Expenses Paid, Amount	$ 7	[113]
Expense Ratio, Percent	0.14%	[113]
Net Assets	$ 45,033,603
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[116]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R5
Trading Symbol	PAGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(1)	-0.02%
[117],[118],[119]
Expenses Paid, Amount	$ (1)
Expense Ratio, Percent	(0.02%)	[117]
Net Assets	$ 45,033,603
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[120]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class R6
Trading Symbol	PBAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(6)	-0.12%
[121],[122],[123]
Expenses Paid, Amount	$ (6)
Expense Ratio, Percent	(0.12%)	[121]
Net Assets	$ 45,033,603
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[124]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2040 Fund
Class Name	Class Y
Trading Symbol	PALZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(1)	-0.02%
[125],[126],[127]
Expenses Paid, Amount	$ (1)
Expense Ratio, Percent	(0.02%)	[125]
Net Assets	$ 45,033,603
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[128]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class A
Trading Symbol	PALGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.20%
[129],[130],[131]
Expenses Paid, Amount	$ 10	[129]
Expense Ratio, Percent	0.20%	[129]
Net Assets	$ 32,323,024
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[132]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class C
Trading Symbol	PAFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.95%
[133],[134],[135]
Expenses Paid, Amount	$ 49	[133]
Expense Ratio, Percent	0.95%	[133]
Net Assets	$ 32,323,024
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[136]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R
Trading Symbol	PAFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.59%
[137],[138],[139]
Expenses Paid, Amount	$ 31	[137]
Expense Ratio, Percent	0.59%	[137]
Net Assets	$ 32,323,024
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[140]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R3
Trading Symbol	PAGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.35%
[141],[142],[143]
Expenses Paid, Amount	$ 18	[141]
Expense Ratio, Percent	0.35%	[141]
Net Assets	$ 32,323,024
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[144]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R4
Trading Symbol	PAGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.09%
[145],[146],[147]
Expenses Paid, Amount	$ 5	[145]
Expense Ratio, Percent	0.09%	[145]
Net Assets	$ 32,323,024
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[148]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R5
Trading Symbol	PAGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.05%
[149],[150],[151]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.05%)	[149]
Net Assets	$ 32,323,024
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[152]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class R6
Trading Symbol	PAFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.15%
[153],[154],[155]
Expenses Paid, Amount	$ (8)
Expense Ratio, Percent	(0.15%)	[153]
Net Assets	$ 32,323,024
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[156]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2045 Fund
Class Name	Class Y
Trading Symbol	PAFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.06%
[157],[158],[159]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.06%)	[157]
Net Assets	$ 32,323,024
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[160]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class A
Trading Symbol	PAEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.19%
[161],[162],[163]
Expenses Paid, Amount	$ 10	[161]
Expense Ratio, Percent	0.19%	[161]
Net Assets	$ 31,256,992
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[164]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class C
Trading Symbol	PAENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.94%
[165],[166],[167]
Expenses Paid, Amount	$ 49	[165]
Expense Ratio, Percent	0.94%	[165]
Net Assets	$ 31,256,992
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[168]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R
Trading Symbol	PAEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$30	0.58%
[169],[170],[171]
Expenses Paid, Amount	$ 30	[169]
Expense Ratio, Percent	0.58%	[169]
Net Assets	$ 31,256,992
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[172]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R3
Trading Symbol	PAGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$17	0.33%
[173],[174],[175]
Expenses Paid, Amount	$ 17	[173]
Expense Ratio, Percent	0.33%	[173]
Net Assets	$ 31,256,992
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[176]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R4
Trading Symbol	PAHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.09%
[177],[178],[179]
Expenses Paid, Amount	$ 5	[177]
Expense Ratio, Percent	0.09%	[177]
Net Assets	$ 31,256,992
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[180]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R5
Trading Symbol	PAHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.06%
[181],[182],[183]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.06%)	[181]
Net Assets	$ 31,256,992
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[184]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class R6
Trading Symbol	PAEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.16%
[185],[186],[187]
Expenses Paid, Amount	$ (8)
Expense Ratio, Percent	(0.16%)	[185]
Net Assets	$ 31,256,992
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[188]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2050 Fund
Class Name	Class Y
Trading Symbol	PHPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.05%
[189],[190],[191]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.05%)	[189]
Net Assets	$ 31,256,992
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[192]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class A
Trading Symbol	PADYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.19%
[193],[194],[195]
Expenses Paid, Amount	$ 10	[193]
Expense Ratio, Percent	0.19%	[193]
Net Assets	$ 22,842,432
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[196]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class C
Trading Symbol	PACWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$48	0.93%
[197],[198],[199]
Expenses Paid, Amount	$ 48	[197]
Expense Ratio, Percent	0.93%	[197]
Net Assets	$ 22,842,432
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[200]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R
Trading Symbol	PACSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$30	0.58%
[201],[202],[203]
Expenses Paid, Amount	$ 30	[201]
Expense Ratio, Percent	0.58%	[201]
Net Assets	$ 22,842,432
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[204]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R3
Trading Symbol	PAHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.34%
[205],[206],[207]
Expenses Paid, Amount	$ 18	[205]
Expense Ratio, Percent	0.34%	[205]
Net Assets	$ 22,842,432
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[208]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R4
Trading Symbol	PAHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$4	0.08%
[209],[210],[211]
Expenses Paid, Amount	$ 4	[209]
Expense Ratio, Percent	0.08%	[209]
Net Assets	$ 22,842,432
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[212]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R5
Trading Symbol	PAHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.06%
[213],[214],[215]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.06%)	[213]
Net Assets	$ 22,842,432
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[216]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class R6
Trading Symbol	PACJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.16%
[217],[218],[219]
Expenses Paid, Amount	$ (8)
Expense Ratio, Percent	(0.16%)	[217]
Net Assets	$ 22,842,432
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[220]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2055 Fund
Class Name	Class Y
Trading Symbol	PAAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.06%
[221],[222],[223]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.06%)	[221]
Net Assets	$ 22,842,432
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[224]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class A
Trading Symbol	PAAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.20%
[225],[226],[227]
Expenses Paid, Amount	$ 10	[225]
Expense Ratio, Percent	0.20%	[225]
Net Assets	$ 17,225,525
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[228]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class C
Trading Symbol	PAAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.95%
[229],[230],[231]
Expenses Paid, Amount	$ 49	[229]
Expense Ratio, Percent	0.95%	[229]
Net Assets	$ 17,225,525
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[232]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R
Trading Symbol	PAAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.59%
[233],[234],[235]
Expenses Paid, Amount	$ 31	[233]
Expense Ratio, Percent	0.59%	[233]
Net Assets	$ 17,225,525
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[236]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R3
Trading Symbol	PAHJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.35%
[237],[238],[239]
Expenses Paid, Amount	$ 18	[237]
Expense Ratio, Percent	0.35%	[237]
Net Assets	$ 17,225,525
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[240]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R4
Trading Symbol	PAHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$4	0.08%
[241],[242],[243]
Expenses Paid, Amount	$ 4	[241]
Expense Ratio, Percent	0.08%	[241]
Net Assets	$ 17,225,525
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[244]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R5
Trading Symbol	PAHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.06%
[245],[246],[247]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.06%)	[245]
Net Assets	$ 17,225,525
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[248]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class R6
Trading Symbol	PAAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.16%
[249],[250],[251]
Expenses Paid, Amount	$ (8)
Expense Ratio, Percent	(0.16%)	[249]
Net Assets	$ 17,225,525
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[252]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2060 Fund
Class Name	Class Y
Trading Symbol	PAKJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.05%
[253],[254],[255]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.05%)	[253]
Net Assets	$ 17,225,525
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[256]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class A
Trading Symbol	PCJZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.20%
[257],[258],[259]
Expenses Paid, Amount	$ 10	[257]
Expense Ratio, Percent	0.20%	[257]
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[260]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class C
Trading Symbol	PCKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.95%
[261],[262],[263]
Expenses Paid, Amount	$ 49	[261]
Expense Ratio, Percent	0.95%	[261]
Net Assets	$ 4,269,352
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[264]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R
Trading Symbol	PCKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.60%
[265],[266],[267]
Expenses Paid, Amount	$ 31	[265]
Expense Ratio, Percent	0.60%	[265]
Net Assets	$ 4,269,352
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[268]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R3
Trading Symbol	PCKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.35%
[269],[270],[271]
Expenses Paid, Amount	$ 18	[269]
Expense Ratio, Percent	0.35%	[269]
Net Assets	$ 4,269,352
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[272]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R4
Trading Symbol	PCKHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.10%
[273],[274],[275]
Expenses Paid, Amount	$ 5	[273]
Expense Ratio, Percent	0.10%	[273]
Net Assets	$ 4,269,352
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[276]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R5
Trading Symbol	PCKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.05%
[277],[278],[279]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.05%)	[277]
Net Assets	$ 4,269,352
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[280]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class R6
Trading Symbol	PCKJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.15%
[281],[282],[283]
Expenses Paid, Amount	$ (8)
Expense Ratio, Percent	(0.15%)	[281]
Net Assets	$ 4,269,352
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[284]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2065 Fund
Class Name	Class Y
Trading Symbol	PCKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.05%
[285],[286],[287]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.05%)	[285]
Net Assets	$ 4,269,352
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[288]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class A
Trading Symbol	PAJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.20%
[289],[290],[291]
Expenses Paid, Amount	$ 10	[289]
Expense Ratio, Percent	0.20%	[289]
Net Assets	$ 1,441,247
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[292]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class C
Trading Symbol	PAJHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.95%
[293],[294],[295]
Expenses Paid, Amount	$ 49	[293]
Expense Ratio, Percent	0.95%	[293]
Net Assets	$ 1,441,247
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[296]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class R
Trading Symbol	PAJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.60%
[297],[298],[299]
Expenses Paid, Amount	$ 31	[297]
Expense Ratio, Percent	0.60%	[297]
Net Assets	$ 1,441,247
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[300]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class R3
Trading Symbol	PAJJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.35%
[301],[302],[303]
Expenses Paid, Amount	$ 18	[301]
Expense Ratio, Percent	0.35%	[301]
Net Assets	$ 1,441,247
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[304]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class R4
Trading Symbol	PAJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.09%
[305],[306],[307]
Expenses Paid, Amount	$ 5	[305]
Expense Ratio, Percent	0.09%	[305]
Net Assets	$ 1,441,247
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[308]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class R5
Trading Symbol	PAJLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.05%
[309],[310],[311]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.05%)	[309]
Net Assets	$ 1,441,247
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[312]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class R6
Trading Symbol	PAJMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.15%
[313],[314],[315]
Expenses Paid, Amount	$ (8)
Expense Ratio, Percent	(0.15%)	[313]
Net Assets	$ 1,441,247
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[316]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage 2070 Fund
Class Name	Class Y
Trading Symbol	PAJNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.05%
[317],[318],[319]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.05%)	[317]
Net Assets	$ 1,441,247
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[320]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[6]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[10]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[14]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[15]
†	Annualized.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[18]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[19]
†	Annualized.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[22]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[26]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[27]
†	Annualized.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[30]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[31]
†	Annualized.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[34]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[38]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[39]
†	Annualized.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[42]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[43]
†	Annualized.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[46]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[50]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[51]
†	Annualized.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[54]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[55]
†	Annualized.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[58]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[62]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[63]
†	Annualized.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[66]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[67]
†	Annualized.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[70]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[74]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[75]
†	Annualized.

[76]
*	Does not include derivatives, except purchased options, if any.

[77]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[78]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[79]
†	Annualized.

[80]
*	Does not include derivatives, except purchased options, if any.

[81]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[82]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[83]
†	Annualized.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[86]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[87]
†	Annualized.

[88]
*	Does not include derivatives, except purchased options, if any.

[89]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[90]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[91]
†	Annualized.

[92]
*	Does not include derivatives, except purchased options, if any.

[93]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[94]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[95]
†	Annualized.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[98]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[99]
†	Annualized.

[100]
*	Does not include derivatives, except purchased options, if any.

[101]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[102]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[103]
†	Annualized.

[104]
*	Does not include derivatives, except purchased options, if any.

[105]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[106]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[107]
†	Annualized.

[108]
*	Does not include derivatives, except purchased options, if any.

[109]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[110]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[111]
†	Annualized.

[112]
*	Does not include derivatives, except purchased options, if any.

[113]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[114]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[115]
†	Annualized.

[116]
*	Does not include derivatives, except purchased options, if any.

[117]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[118]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[119]
†	Annualized.

[120]
*	Does not include derivatives, except purchased options, if any.

[121]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[122]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[123]
†	Annualized.

[124]
*	Does not include derivatives, except purchased options, if any.

[125]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[126]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[127]
†	Annualized.

[128]
*	Does not include derivatives, except purchased options, if any.

[129]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[130]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[131]
†	Annualized.

[132]
*	Does not include derivatives, except purchased options, if any.

[133]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[134]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[135]
†	Annualized.

[136]
*	Does not include derivatives, except purchased options, if any.

[137]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[138]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[139]
†	Annualized.

[140]
*	Does not include derivatives, except purchased options, if any.

[141]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[142]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[143]
†	Annualized.

[144]
*	Does not include derivatives, except purchased options, if any.

[145]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[146]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[147]
†	Annualized.

[148]
*	Does not include derivatives, except purchased options, if any.

[149]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[150]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[151]
†	Annualized.

[152]
*	Does not include derivatives, except purchased options, if any.

[153]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[154]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[155]
†	Annualized.

[156]
*	Does not include derivatives, except purchased options, if any.

[157]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[158]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[159]
†	Annualized.

[160]
*	Does not include derivatives, except purchased options, if any.

[161]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[162]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[163]
†	Annualized.

[164]
*	Does not include derivatives, except purchased options, if any.

[165]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[166]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[167]
†	Annualized.

[168]
*	Does not include derivatives, except purchased options, if any.

[169]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[170]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[171]
†	Annualized.

[172]
*	Does not include derivatives, except purchased options, if any.

[173]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[174]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[175]
†	Annualized.

[176]
*	Does not include derivatives, except purchased options, if any.

[177]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[178]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[179]
†	Annualized.

[180]
*	Does not include derivatives, except purchased options, if any.

[181]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[182]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[183]
†	Annualized.

[184]
*	Does not include derivatives, except purchased options, if any.

[185]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[186]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[187]
†	Annualized.

[188]
*	Does not include derivatives, except purchased options, if any.

[189]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[190]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[191]
†	Annualized.

[192]
*	Does not include derivatives, except purchased options, if any.

[193]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[194]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[195]
†	Annualized.

[196]
*	Does not include derivatives, except purchased options, if any.

[197]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[198]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[199]
†	Annualized.

[200]
*	Does not include derivatives, except purchased options, if any.

[201]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[202]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[203]
†	Annualized.

[204]
*	Does not include derivatives, except purchased options, if any.

[205]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[206]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[207]
†	Annualized.

[208]
*	Does not include derivatives, except purchased options, if any.

[209]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[210]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[211]
†	Annualized.

[212]
*	Does not include derivatives, except purchased options, if any.

[213]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[214]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[215]
†	Annualized.

[216]
*	Does not include derivatives, except purchased options, if any.

[217]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[218]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[219]
†	Annualized.

[220]
*	Does not include derivatives, except purchased options, if any.

[221]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[222]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[223]
†	Annualized.

[224]
*	Does not include derivatives, except purchased options, if any.

[225]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[226]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[227]
†	Annualized.

[228]
*	Does not include derivatives, except purchased options, if any.

[229]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[230]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[231]
†	Annualized.

[232]
*	Does not include derivatives, except purchased options, if any.

[233]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[234]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[235]
†	Annualized.

[236]
*	Does not include derivatives, except purchased options, if any.

[237]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[238]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[239]
†	Annualized.

[240]
*	Does not include derivatives, except purchased options, if any.

[241]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[242]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[243]
†	Annualized.

[244]
*	Does not include derivatives, except purchased options, if any.

[245]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[246]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[247]
†	Annualized.

[248]
*	Does not include derivatives, except purchased options, if any.

[249]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[250]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[251]
†	Annualized.

[252]
*	Does not include derivatives, except purchased options, if any.

[253]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[254]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[255]
†	Annualized.

[256]
*	Does not include derivatives, except purchased options, if any.

[257]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[258]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[259]
†	Annualized.

[260]
*	Does not include derivatives, except purchased options, if any.

[261]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[262]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[263]
†	Annualized.

[264]
*	Does not include derivatives, except purchased options, if any.

[265]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[266]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[267]
†	Annualized.

[268]
*	Does not include derivatives, except purchased options, if any.

[269]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[270]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[271]
†	Annualized.

[272]
*	Does not include derivatives, except purchased options, if any.

[273]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[274]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[275]
†	Annualized.

[276]
*	Does not include derivatives, except purchased options, if any.

[277]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[278]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[279]
†	Annualized.

[280]
*	Does not include derivatives, except purchased options, if any.

[281]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[282]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[283]
†	Annualized.

[284]
*	Does not include derivatives, except purchased options, if any.

[285]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[286]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[287]
†	Annualized.

[288]
*	Does not include derivatives, except purchased options, if any.

[289]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[290]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[291]
†	Annualized.

[292]
*	Does not include derivatives, except purchased options, if any.

[293]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[294]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[295]
†	Annualized.

[296]
*	Does not include derivatives, except purchased options, if any.

[297]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[298]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[299]
†	Annualized.

[300]
*	Does not include derivatives, except purchased options, if any.

[301]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[302]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[303]
†	Annualized.

[304]
*	Does not include derivatives, except purchased options, if any.

[305]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[306]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[307]
†	Annualized.

[308]
*	Does not include derivatives, except purchased options, if any.

[309]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[310]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[311]
†	Annualized.

[312]
*	Does not include derivatives, except purchased options, if any.

[313]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[314]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[315]
†	Annualized.

[316]
*	Does not include derivatives, except purchased options, if any.

[317]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[318]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[319]
†	Annualized.

[320]
*	Does not include derivatives, except purchased options, if any.